Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income

NOTE 16 – ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive (loss) income by component net of tax for the years ended December 31, 2015 and 2014.

(Dollars in thousands)	Pretax	Tax Effect	After-Tax	Affected Line Item in the Consolidated Statements of Income

Balance as of December 31, 2014	$(427)	$145	$(282)

Unrealized holding loss on available-for-sale securities arising during the period	(551)	187	(364)

Amount reclassified for net gains included in net income	(56)	19	(37)	(a) (b)

Amortization of held-to-maturity discount resulting from transfer	403	(137)	266

Total other comprehensive loss	(204)	69	(135)

BALANCE AS OF DECEMBER 31, 2015	$(631)	$214	$(417)

Balance as of December 31, 2013	$(2,207)	$751	$(1,456)

Unrealized holding gain on available-for-sale securities arising during the period	1,612	(549)	1,063

Amount reclassified for net gains included in net income	(133)	45	(88)	(a) (b)

Amortization of held-to-maturity discount resulting from transfer	301	(102)	199

Total other comprehensive income	1,780	(606)	1,174

BALANCE AS OF DECEMBER 31, 2014	$(427)	$145	$(282)

(a) Securities gain, net.

(b) Federal income tax provision.